Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory [Line Items]
Raw materials	$ 3,464	$ 3,329
Work-in-progress	261	248
Finished goods	5,373	4,032
Total	$ 9,098	$ 7,609